UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22251

Hatteras VC Co-Investment Fund II, LLC

(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

Hatteras Funds, LP

6601 Six Forks Road, Suite 340

Raleigh, NC 27615

(Name and address of agent for service)

Registrant’s telephone number, including area code: 919.846.2324

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2016 TO JUNE 30, 2017

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE- HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
GiGPeak, INC	GIG	37518Q109	11/17/2016	Proposal : Elect Director John J Mikulsky	Board of Directors	Yes	For	For Mgt.
GiGPeak, INC	GIG	37518Q109	11/17/2016	Proposal : Elect Director Neil J. Miotto	Board of Directors	Yes	For	For Mgt.
GiGPeak, INC	GIG	37518Q109	11/17/2016	Proposal 2 : To approve, on an advisory basis, the 2015 compensation of the Company’s named executive officers	Board of Directors	Yes	For	For Mgt.
GiGPeak, INC	GIG	37518Q109	11/17/2016	Proposal 3 : Ratification of the appointment of Burr Pilger Mayer, Inc. as the Company’s independent registered public accounting firm for the fiscal year ended December 31, 2016.	Board of Directors	Yes	For	For Mgt.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President

Date	August 25, 2017